                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
         -----------------------------------------------------
Address: 45 Rockefeller Plaza
         -----------------------------------------------------
         17th Floor
         -----------------------------------------------------
         New York, New York 10111
         -----------------------------------------------------

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher C. Grisanti
        ------------------------------------------------------
Title:  Principal
        ------------------------------------------------------
Phone:  (212) 218-5300
        ------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti    New York, New York    October 25, 2002
---------------------------    ------------------    ----------------
[Signature]                    [City, State]         [Date]

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------------
Form 13F Information Table Entry Total:   131
                                          -----------------
Form 13F Information Table Value Total:   $777,844
                                          -----------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.      Form 13F File Number     Name

   None     28-
   ----     --------------------     --------------------
   [Repeat as necessary.]

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                    For the quarter ended September 30, 2002

           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
           --------              --------   --------   --------    --------          --------    --------             --------
                                 TITLE OF               VALUE                PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
         NAME OF ISSUER            CLASS      CUSIP    (X$1000)      SHRS    CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
         --------------            -----      -----    --------      ----    ----   ----------   --------     ----    ------   ----
A D C TELECOMMUNICATN COM         COMMON    000886101       969     843,100             Sole                 843,100
ABBOTT LABORATORIES               COMMON    002824100     5,392     133,475             Sole                 133,475
ACE LTD                           COMMON    G0070K103    42,613   1,439,162             Sole               1,439,162
ALCIDE CORP                       COMMON    013742507       344      21,579             Sole                  21,579
AMEREN CORP                       COMMON    023608102       229       5,500             Sole                   5,500
AMERICAN ELECTRIC POWER CO INC    COMMON    025537101     1,369      48,019             Sole                  48,019
AMERICAN GREETINGS CORP           COMMON    026375105       343      21,357             Sole                  21,357
AMERICAN INTL GROUP INC           COMMON    026874107    20,504     374,849             Sole                 374,849
AMGEN INC                         COMMON    031162100     5,387     129,200             Sole                 129,200
AMSOUTH BANCORPORATION            COMMON    032165102     2,476     119,404             Sole                 119,404
ANGLOGOLD LIMITED-SPON ADR        COMMON    035128206     5,744     215,564             Sole                 215,564
ANHEUSER-BUSCH CO. INC            COMMON    035229103       364       7,200             Sole                   7,200
ANTHEM INC COM                    COMMON    03674B104     9,769     150,300             Sole                 150,300
AOL TIME WARNER INC               COMMON    00184A105     1,809     154,657             Sole                 154,657
ARCH COAL INC                     COMMON    039380100    11,002     664,800             Sole                 664,800
ARCHSTONE-SMITH TRUST             COMMON    039583109     1,489      62,395             Sole                  62,395
ASK JEEVES INC                    COMMON    045174109        11      11,633             Sole                  11,633
AT&T CORP.                        COMMON    001957109       184      15,400             Sole                  15,400
AT&T WIRELESS SERVICES INC        COMMON    00209A106    17,904   4,345,676             Sole               4,345,676
AUTOMATIC DATA PROCESSING CO      COMMON    053015103       461      13,264             Sole                  13,264
AVATAR HOLDINGS INC               COMMON    053494100     2,202      91,534             Sole                  91,534
BANK OF AMERICA CORP              COMMON    060505104       693      10,864             Sole                  10,864
BANK OF NEW YORK INC              COMMON    064057102     2,860      99,546             Sole                  99,546
BARRICK GOLD CORP                 COMMON    067901108    24,102   1,550,000             Sole               1,550,000
BELO CORP                         COMMON    080555105    18,998     868,326             Sole                 868,326
BERKSHIRE HATHAWAY CLASS A        COMMON    084670108    10,198         138             Sole                     138
BERKSHIRE HATHAWAY CLASS B        COMMON    084670207     1,461         593             Sole                     593
BIOGEN INC                        COMMON    090597105       433      14,800             Sole                  14,800
BOEING CO.                        COMMON    097023105       470      13,800             Sole                  13,800
BP AMOCO PLC SPONS ADR            COMMON    055622104     1,558      39,062             Sole                  39,062
BRISTOL MYERS SQUIBB CO           COMMON    110122108     2,327      97,791             Sole                  97,791
BURBERRY GROUP PLC - INT'L        COMMON    G1699R107        33      10,869             Sole                  10,869
CHEVRONTEXACO CORP COM            COMMON    166764100    16,701     241,174             Sole                 241,174
CHUBB CORP                        COMMON    171232101     6,744     123,000             Sole                 123,000
CISCO SYSTEMS INC                 COMMON    17275R102     1,691     161,384             Sole                 161,384
CIT GROUP INC                     COMMON    125581108     9,984     555,287             Sole                 555,287
CITIGROUP INC                     COMMON    172967101     2,481      83,680             Sole                  83,680
COCA COLA CO                      COMMON    191216100       299       6,237             Sole                   6,237
CONAGRA INC.                      COMMON    205887102    11,631     468,086             Sole                 468,086
CONOCOPHILLIPS                    COMMON    20825C104     9,450     204,379             Sole                 204,379
CORNING INC                       COMMON    219350105       800     500,000             Sole                 500,000
COUSINS PROPERTIES                COMMON    222795106     1,777      77,287             Sole                  77,287
COX COMMUNICATIONS  INC NEW       COMMON    224044107       204       8,328             Sole                   8,328
DELPHI AUTOMOTIVE SYSTEMS CORP    COMMON    247126105        95      11,151             Sole                  11,151
DELPHI FINANCIAL GROUP-CL A       COMMON    247131105     5,012     137,628             Sole                 137,628
DIAMOND OFFSHORE DRILLING         COMMON    25271C102       792      39,738             Sole                  39,738
DOMINION RESOURCES INC VA         COMMON    25746U109       286       5,640             Sole                   5,640
DOW CHEMICAL CO                   COMMON    260543103    15,390     563,546             Sole                 563,546
DREYFUS NEW YORK TAX EXEMPT BO    MUTUAL    261900104       230      14,730             Sole                  14,730
DTE ENERGY CO                     COMMON    233331107       203       5,000             Sole                   5,000
DU PONT E I DE NEMOURS & CO       COMMON    263534109       395      10,959             Sole                  10,959
EGL INC COM                       COMMON    268484102     1,481     134,600             Sole                 134,600
ENCANA CORP                       COMMON    292505104    27,299     906,975             Sole                 906,975
EQUITY RESIDENTIAL                COMMON    29476L107     4,961     207,228             Sole                 207,228
EXXON MOBIL CORPORATION           COMMON    30231G102     1,084      34,008             Sole                  34,008
FAUQUIER BANKSHARES COM           COMMON    312059108       259      18,000             Sole                  18,000
FEDERAL NATL MORTGAGE ASSN        COMMON    313586109    29,776     500,113             Sole                 500,113
FIRST DATA CORP                   COMMON    319963104     3,384     121,084             Sole                 121,084
FRANKLIN RESOURCES INC            COMMON    354613101     2,270      73,022             Sole                  73,022
FREDDIE MAC                       COMMON    313400301       528       9,450             Sole                   9,450
GANNETT CO                        COMMON    364730101     8,862     122,790             Sole                 122,790
GEN MOTORS CL H-HUGHES ELECTRI    COMMON    370442832    28,679   3,134,374             Sole               3,134,374
GENERAL ELECTRIC CO               COMMON    369604103     1,323      53,681             Sole                  53,681
GENZYME CORP                      COMMON    372917104       271      13,168             Sole                  13,168
GLAXOSMITHKLINE PLC-ADR           COMMON    37733W105     4,654     121,119             Sole                 121,119
HEWLETT-PACKARD CO                COMMON    428236103       868      74,406             Sole                  74,406
HONEYWELL INTERNATIONAL INC.      COMMON    438516106    18,636     860,402             Sole                 860,402
HOUSEHOLD INTL                    COMMON    441815107    20,370     719,551             Sole                 719,551
IDT CORP - B                      COMMON    448947309    11,650     760,000             Sole                 760,000


           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
           --------              --------   --------   --------    --------          --------    --------             --------
                                 TITLE OF               VALUE                PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
         NAME OF ISSUER            CLASS      CUSIP    (X$1000)      SHRS    CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
         --------------            -----      -----    --------      ----    ----   ----------   --------     ----    ------   ----
INTEL CORP                        COMMON    458140100     3,936     283,393             Sole                 283,393
INTERWOVEN INC.                   COMMON    46114T102        37      18,468             Sole                  18,468
INTL BUSINESS MACHINES CORP       COMMON    459200101       341       5,855             Sole                   5,855
JOHNSON & JOHNSON                 COMMON    478160104     2,395      44,302             Sole                  44,302
JP MORGAN CHASE & CO.             COMMON    46625H100     2,861     150,683             Sole                 150,683
KEYCORP NEW                       COMMON    493267108    11,465     459,184             Sole                 459,184
KINROSS GOLD CORP                 COMMON    496902107       438     200,000             Sole                 200,000
LILLY ELI & CO.                   COMMON    532457108     1,454      26,290             Sole                  26,290
LUCENT TECHNOLOGIES               COMMON    549463107         7      10,516             Sole                  10,516
LYONDELL PETROCHEMICAL            COMMON    552078107    14,196   1,189,000             Sole               1,189,000
MARATHON OIL CORP.                COMMON    565849106    19,828     874,281             Sole                 874,281
MARKEL CORP                       COMMON    570535104       458       2,303             Sole                   2,303
MASSEY ENERGY GROUP               COMMON    576206106       533      82,700             Sole                  82,700
MCDONALDS CORP                    COMMON    580135101     5,048     285,875             Sole                 285,875
MERCK & CO INC                    COMMON    589331107     2,200      48,137             Sole                  48,137
MICROSOFT CORP                    COMMON    594918104    14,363     328,383             Sole                 328,383
MUNIHOLDINGS NY INSURED FUND      MUTUAL    625931100       296      20,000             Sole                  20,000
NAVISTAR INTL                     COMMON    63934E108    13,067     602,756             Sole                 602,756
NESTLE SA SPONSORED ADR REPSTG    COMMON    641069406       437       8,000             Sole                   8,000
PEABODY ENERGY CORP               COMMON    704549104    32,181   1,262,000             Sole               1,262,000
PENN VIRGINIA RESOURCE PARTN      COMMON    707884102       298      14,700             Sole                  14,700
PEPSICO INC                       COMMON    713448108       299       8,100             Sole                   8,100
PFIZER INC                        COMMON    717081103     5,770     198,848             Sole                 198,848
PHILIP MORRIS COS INC             COMMON    718154107     5,077     130,852             Sole                 130,852
PITNEY-BOWES INC                  COMMON    724479100     2,019      66,249             Sole                  66,249
POGO PRODUCING CO COM             COMMON    730448107    22,393     657,467             Sole                 657,467
PREMCOR INC                       COMMON    74045Q104    11,172     712,100             Sole                 712,100
PULTE HOMES INC COM               COMMON    745867101    16,536     387,913             Sole                 387,913
RELIANT ENERGY INCORP             COMMON    75952J108       220      22,000             Sole                  22,000
RENAISSANCERE HOLDINGS LTD        COMMON    G7496G103     9,135     241,736             Sole                 241,736
SAFECO CORP                       COMMON    786429100    25,042     788,000             Sole                 788,000
SAN JUAN BASIN ROYAL TRUST        COMMON    798241105     4,264     364,472             Sole                 364,472
SARA LEE CORP                     COMMON    803111103       234      12,800             Sole                  12,800
SCHERING PLOUGH CORP              COMMON    806605101     2,461     115,478             Sole                 115,478
SELECTICA INC COM                 COMMON    816288104        46      13,093             Sole                  13,093
SHURGARD STORAGE CENTERS - A      COMMON    82567D104     3,424     108,300             Sole                 108,300
SILICON GRAPHICS INC.             COMMON    827056102        94     115,000             Sole                 115,000
SOUTHERN UNION COMPANY            COMMON    844030106     4,819     426,514             Sole                 426,514
SPRINT PCS                        COMMON    852061506       451     230,262             Sole                 230,262
ST PAUL COMPANIES                 COMMON    792860108     5,396     187,900             Sole                 187,900
STRYKER CORP                      COMMON    863667101       643      11,180             Sole                  11,180
SUMMIT PROPERTIES INC             COMMON    866239106       230      11,900             Sole                  11,900
SUNTRUST BANKS INC                COMMON    867914103       645      10,500             Sole                  10,500
SUNTRUST GEORGIA TAX-FREE FD U    MUTUAL    864888XX5       390      56,263             Sole                  56,263
SUNTRUST NATL TAX-FREE FD UNIT    MUTUAL    864888YY2       112      12,204             Sole                  12,204
TEAM AMERICA INC                  COMMON    87816F107        69     100,000             Sole                 100,000
TEEKAY SHIPPING CORPORATION       COMMON    Y8564W103    18,487     648,678             Sole                 648,678
TYCO INTERNATIONAL LTD            COMMON    902124106       155      10,993             Sole                  10,993
UNITEDHEALTH GROUP INC            COMMON    91324P102    22,931     262,912             Sole                 262,912
UNITEDHEALTH GROUP INC-Restric    COMMON    910581108       348       4,000             Sole                   4,000
UNUMPROVIDENT CORP                COMMON    91529Y106     5,273     259,124             Sole                 259,124
VERIZON COMMUNICATIONS            COMMON    92343V104       575      20,956             Sole                  20,956
VICTORY CONVERT. SECURITIES FD    MUTUAL    926464538     1,196     121,635             Sole                 121,635
VICTORY DIVERSIFIED STK FD CL     MUTUAL    926464603       993      98,418             Sole                  98,418
VICTORY REAL ESTATE INVESTMENT    MUTUAL    926464579       152      11,922             Sole                  11,922
WACHOVIA CORPORATION              COMMON    929903102       749      22,919             Sole                  22,919
WALT DISNEY CO.                   COMMON    254687106     9,925     655,555             Sole                 655,555
WASHINGTON MUTUAL INC             COMMON    939322103       505      16,050             Sole                  16,050
WASHINGTON POST CO CL B           COMMON    939640108     1,103       1,700             Sole                   1,700
WESTMORELAND COAL CO              COMMON    960878106       555      44,500             Sole                  44,500
WISCONSIN ENERGY CORP.            COMMON    976657106    23,545     968,957             Sole                 968,957
ZIMMER HOLDINGS INC               COMMON    98956P102       354       9,253             Sole                   9,253